UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07444

American Strategic Income Portfolio Inc.-III
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/07

Date of reporting period: 11/30/06

Schedule of INVESTMENTS November 30, 2006 (unaudited)

 American Strategic Income Portfolio III

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value (a)
(Percentages of each investment category relate to net assets)

U.S. Government Agency Mortgage-Backed Securities (b) - 3.5%
Fixed Rate - 3.5%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$ 4,205,123	$ 4,322,286	$ 4,235,674
9.00%, 7/1/30, #C40149		335,741	344,161	364,605
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		295,272	296,709	300,888
5.50%, 2/1/17, #623874		623,495	622,159	628,610
5.50%, 6/1/17, #648508		402,117	403,927	405,210
5.00%, 9/1/17, #254486		614,696	616,165	610,604
5.00%, 11/1/17, #657356		1,224,437	1,230,280	1,216,286
6.50%, 6/1/29, #252497		937,426	931,449	963,528
7.50%, 4/1/30, #532867		43,744	42,354	45,632
7.50%, 5/1/30, #535289		149,338	144,599	155,783
8.00%, 5/1/30, #538266		42,695	42,185	45,113
8.00%, 6/1/30, #253347		175,832	173,730	185,793

Total U.S. Government Agency Mortgage-Backed Securities			9,170,004	9,157,726

Private Mortgage-Backed Security (c) - 0.0%
Fixed Rate - 0.0%
First Gibraltar, Series 1992-MM, Class B, 8.79%, 10/25/21	07/30/93	156,475	85,101	--

Whole Loans and Participation Mortgages (c) (d) - 84.9%
Commercial Loans - 50.6%
150 North Pantano I, Tucson, AZ, 8.79%, 2/1/08 (f) (g)	01/07/05	3,525,000	3,525,000	3,484,797
150 North Pantano II, Tucson, AZ, 14.88%, 2/1/08 (f)	01/07/05	440,000	440,000	436,573
2350 Lakeside, Richardson, TX, 7.93%, 4/1/09 (f)	03/07/06	6,700,000	6,700,000	6,255,040
8324 East Hartford Drive I, Scottsdale, AZ, 5.15%, 5/1/09 (f)	04/08/04	3,800,000	3,800,000	3,768,422
Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09	12/18/02	5,079,864	5,079,864	5,232,260
Alliant University, Fresno, CA, 7.15%, 8/1/11 (f)	07/12/06	2,800,000	2,800,000	2,940,000
Apache Meridian Plaza I, Apache Junction, AZ, 8.32%, 3/1/09 (f) (g)	02/22/06	5,320,000	5,320,000	5,438,966
Apache Meridian Plaza II, Apache Junction, AZ, 14.88%, 3/1/09 (f)	02/22/06	665,000	665,000	662,626
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/09	08/02/04	3,345,776	3,345,776	3,383,880
Carrier 360, Grand Prairie, TX, 5.40%, 7/1/09	06/28/04	3,344,784	3,344,784	3,337,932
Carrier 360 II, Grand Prairie, TX, 5.88%, 7/1/09	12/16/05	345,068	345,068	347,874
Fairview Business Park, Salem, OR, 7.33%, 8/1/11	07/14/06	7,600,000	7,600,000	7,980,000
France Avenue Business Park II, Brooklyn Park, MN, 7.40%, 10/1/12	09/12/02	4,429,101	4,429,101	4,650,556
Holiday Village Shopping Center, Park City, UT, 7.15%, 11/1/07	11/12/02	4,608,284	4,608,284	4,689,827
Jackson Street Warehouse, Phoenix, AZ, 8.53%, 7/1/07	06/30/98	2,700,752	2,700,752	2,727,759
Jilly’s American Grill, Scottsdale, AZ, 7.77%, 9/1/08 (f) (g)	08/19/05	1,810,000	1,810,000	1,810,000
La Cholla Plaza I, Tucson, AZ, 8.57%, 8/1/09 (f) (g)	07/26/06	13,625,000	13,625,000	13,625,000
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/09 (f)	07/26/06	1,700,000	1,700,000	1,700,000
North Austin Business Center, Austin, TX, 5.65%, 11/1/11	11/01/04	4,047,137	4,047,137	4,077,632
Outlets at Casa Grande, Casa Grande, AZ, 6.93%, 3/1/11 (f)	02/27/06	7,300,000	7,300,000	7,665,000
Preston Trail Village I, Dallas, TX, 8.57%, 12/1/07 (f) (g)	11/18/05	17,300,000	17,300,000	17,473,000
Preston Trail Village II, Dallas, TX, 13.50%, 12/1/07 (f)	11/18/05	2,500,000	2,500,000	2,079,251
RealtiCorp Fund III, Orlando/Crystal River, FL, 10.39%, 3/1/07 (f) (g)	02/28/06	4,222,755	4,222,755	4,222,755
Shoppes at Jonathan's Landing, Jupiter, FL, 7.95%, 5/1/10	04/12/00	2,796,665	2,796,665	2,908,531
Spa Atlantis, Pompano Beach, FL, 8.57%, 10/1/08 (f) (g)	09/30/05	19,500,000	19,500,000	19,695,000
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11	08/25/04	3,579,305	3,579,305	3,717,870
			133,084,491	134,310,551

Multifamily Loans - 32.3%
Centennial Park I, Richardson, TX, 8.89%, 3/1/07 (f) (g)	02/28/06	12,135,000	12,135,000	12,135,000
Centennial Park II, Richardson, TX, 14.90%, 3/1/07 (f)	02/28/06	2,530,000	2,530,000	2,161,338
Centennial Park Additional Lots, Richardson, TX, 9.29%, 3/1/07 (f) (g)	05/01/06	2,700,000	2,700,000	2,700,000
Chateau Club Apartments I, Athens, GA, 8.57%, 6/1/07 (e) (f) (g)	05/18/04	6,000,000	6,000,000	4,200,000
Chateau Club Apartments II, Athens, GA, 11.88%, 6/1/07 (e) (f)	05/18/04	500,000	500,000	350,000
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13	08/29/03	2,519,062	2,519,062	2,628,906
Courtyards at Mesquite I, Mesquite, TX, 6.60%, 11/1/09 (f)	10/14/05	7,600,000	7,600,000	7,781,511
Courtyards at Mesquite II, Mesquite, TX, 8.00%, 11/1/09 (f)	10/14/05	2,850,000	2,850,000	2,683,365
Eastern Oaks Apartments I, Abilene, TX, 8.29%, 8/1/08 (f) (g)	07/01/05	4,483,000	4,483,000	4,276,909
Eastern Oaks Apartments II, Abilene, TX, 9.88%, 8/1/08 (f)	07/01/05	953,000	953,000	684,967
El Dorado Apartments I, Tucson, AZ, 8.29%, 9/1/07 (g)	08/26/04	2,569,410	2,569,410	2,463,005
El Dorado Apartments II, Tucson, AZ, 14.90%, 9/1/07 (f)	08/24/04	500,000	500,000	419,866
Flint Ridge on the Lake Apartments I, Hillsborough, NC, 6.75%, 1/1/07 (f) (g)	12/19/03	5,840,000	5,840,000	5,403,528
Flint Ridge on the Lake Apartments II, Hillsborough, NC, 10.00%, 1/1/07 (f)	12/19/03	500,000	500,000	382,331
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	1,373,143	1,373,143	1,441,800
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	58,466	58,466	59,757
Good Haven Apartments I, Dallas, TX, 8.57%, 9/1/07 (f) (g)	08/24/04	6,737,000	6,737,000	6,660,165
Good Haven Apartments II, Dallas, TX, 14.88%, 9/1/07 (f)	08/24/04	842,000	842,000	754,143
Lions Park Apartments I, Elk River, MN, 5.20%, 4/1/09	03/25/04	3,423,974	3,423,974	3,392,651
Lions Park Apartments II, Elk River, MN, 11.88%, 4/1/09	03/25/04	98,966	98,966	96,606
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	996,636	996,636	1,046,468
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	58,466	58,466	59,757
Meridian Pointe Apartments, Kalispell, MT, 9.88%, 2/1/12	03/07/97	1,078,230	1,078,230	1,132,142
NCH Multifamily Pool, Oklahoma City, OK 11.93%, 11/1/09 (f)		5,800,000	5,800,000	6,090,000
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	948,859	948,859	996,302
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	58,465	58,465	59,757
Tulsa Apartment Portfolio I, Tulsa, OK, 9.93%, 3/1/07 (e) (f)	02/27/03	6,790,000	6,790,000	4,753,000
Tulsa Apartment Portfolio II, Tulsa, OK, 9.93%, 3/1/07 (f)	02/27/03	8,230,000	8,230,000	5,761,000
Westchase Apartments, Austell, GA, 8.82%, 9/1/06 (f) (g)	08/12/03	5,000,000	5,000,000	5,000,000
			93,173,677	85,574,274
Single Family Loan - 2.0%
3500 Anini Road, I loan, Hawaii, 8.57%, 7/1/07		5,525,000	5,525,000	5,251,978

Total Whole Loans and Participation Mortgages			231,783,168	225,136,803

Preferred Stocks - 17.1%
Real Estate Investment Trusts - 17.1%
AMB Property, Series L		97,000	2,473,891	2,424,030
AMB Property, Series M		21,240	543,889	534,186
AMB Property, Series O		12,500	312,500	322,266
BRE Properties, Series C		93,600	2,362,220	2,338,128
BRE Properties, Series D		32,918	823,501	831,180
Developers Diversified Realty, Series G		400	10,380	10,220
Developers Diversified Realty, Series H		63,000	1,634,450	1,614,690
Developers Diversified Realty, Series I		59,000	1,538,322	1,527,510
Duke Realty, Series J		20,956	535,385	524,529
Duke Realty, Series K		94,000	2,361,279	2,357,520
Duke Realty, Series M		2,000	50,000	51,940
Equity Residential Properties, Series N		125,000	3,150,150	3,161,250
First Industrial Realty Trust, Series J		106,075	2,689,001	2,740,978
Health Care Properties, Series E		14,990	385,068	393,487
Health Care Properties, Series F		96,800	2,444,530	2,498,408
HRPT Property Trust, Series C		100,000	2,500,000	2,617,000
Kimco Realty, Series F (b)		113,000	2,754,500	2,870,200
New Plan Excel Realty Trust, Series E (b)		14,875	379,312	381,841
Post Properties, Series B		1,600	39,940	40,816
Prologis Trust, Series F (b)		54,580	1,384,051	1,391,790
Prologis Trust, Series G (b)		65,210	1,654,640	1,673,289
PS Business Parks, Series H		35,000	864,224	892,150
PS Business Parks, Series I		20,000	488,475	506,000
PS Business Parks, Series L		7,000	179,550	181,650
PS Business Parks, Series M		59,610	1,487,689	1,528,400
Public Storage, Series A (b)		38,000	921,909	937,460
Public Storage, Series X (b)		30,000	746,643	739,500
Public Storage, Series Z (b)		59,000	1,481,818	1,486,800
Realty Income, Series D (b)		97,500	2,474,125	2,574,975
Regency Centers, Series C (b)		68,424	1,769,778	1,735,917
Regency Centers, Series D (b)		50,000	1,243,000	1,239,065
Vornado Realty Trust, Series E (b)		7,400	186,598	192,400
Vornado Realty Trust, Series F (b)		65,000	1,605,424	1,642,550
Vornado Realty Trust, Series G (b)		41,850	1,004,886	1,047,924
Vornado Realty Trust, Series I (b)		18,000	420,500	449,100

Total Preferred Stocks			44,901,628	45,459,149

Total Investments in Unaffiliated Securities			285,939,901	$279,753,678

Short-Term Investment (h) - 0.8%
First American Prime Obligations Fund, Class Z		2,182,126	2,182,126	2,182,126

Total Investments in Securities (i) - 106.3%			$ 288,122,027	$281,935,804

Other Assets and Liabilities, Net - (6.3)%				(16,704,455)
Total Net Assets - 100.0%				$265,231,349

Notes to Schedule of Investments:

(a)
Security valuations for the fund’s investments (other than whole loans, participation mortgages, and mortgage servicing rights) are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed at least once a week and at the end of each month.

The fund's investments in whole loans (single family, multifamily, and commercial), participation mortgages and mortgage servicing rights are generally not traded in any organized market and, therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund's board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a FAF Advisors, Inc. (“FAF Advisors”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, the projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages and mortgage servicing rights are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in a negotiation between the fund and third parties.

In accordance with the valuation procedures adopted by the fund's board of directors, real estate acquired through foreclosure, if any, is valued at estimated market value, as determined by independent third party appraisals, less estimated selling costs.  As material capital improvements are made to the property, new market value appraisals are obtained.

As of November 30, 2006 the fund held fair valued securities with a value of $225,136,803 or 84.9% of net assets.

(b)	On November 30, 2006, securities valued at $27,520,537 were pledged as collateral for the following outstanding reverse repurchase agreements:
	Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
	$ 8,362,818	11/10/06	5.35%	12/18/06	$34,799	(1)
	9,153,000	11/10/06	6.02%	12/11/06	47,448	(2)
	$17,515,818				$82,247

	* Interest rate as of November 30, 2006. Rates are based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

	Name of broker and description of collateral:
	(1) Morgan Stanley:
	Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $4,205,123 par
	Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $335,741 par
	Federal National Mortgage Association, 6.00%, 10/1/16, $295,272 par
	Federal National Mortgage Association, 5.50%, 2/1/17, $623,495 par
	Federal National Mortgage Association, 5.50%, 6/1/17, $402,117 par
	Federal National Mortgage Association, 5.00%, 9/1/17, $614,696 par
	Federal National Mortgage Association, 5.00%, 11/1/17, $1,224,437 par
	Federal National Mortgage Association, 6.50%, 6/1/29, $937,426 par
	Federal National Mortgage Association, 7.50%, 4/1/30, $43,744 par
	Federal National Mortgage Association, 7.50%, 5/1/30, $149,338 par
	Federal National Mortgage Association, 8.00%, 5/1/30, $42,695 par
	Federal National Mortgage Association, 8.00%, 6/1/30, $175,832 par
	(2) Dresdner Bank:
	Kimco Realty, Series F, 113,000 shares
	New Plan Excel Realty Trust, Series E, 14,875 shares
	Prologis Trust, Series F, 54,580 shares
	Prologis Trust, Series G, 65,210 shares
	Public Storage, Series A, 38,000 shares
	Public Storage, Series X, 30,000 shares
	Public Storage, Series Z, 59,000 shares
	Realty Income, Series D, 97,500 shares
	Regency Centers, Series C, 68,424 shares
	Regency Centers, Series D, 50,000 shares
	Vornado Realty Trust, Series E, 7,400 shares
	Vornado Realty Trust, Series F, 65,000 shares
	Vornado Realty Trust, Series G, 41,850 shares
	Vornado Realty Trust, Series I, 18,000 shares

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $90,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $90,000,000 lending commitment.

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $20,000,000 using preferred stock as collateral. The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $20,000,000 lending commitment.

(c)
Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the
Securities Act of 1933 which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See note (a) above.

(d)

Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2006. Interest rates and maturity dates disclosed on single family loans represent the weighed average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2006.

(e)	Loan not current on interest and/or principal payments.
(f)

Interest only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon in effect as of November 30, 2006.

(g)	Variable Rate Security - The rate shown is the net coupon rate in effect as of November 30, 2006.
(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.
(i)

On November 30, 2006, the cost of investments in securities was $288,122,027. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

	Gross unrealized appreciation		$3,806,629
	Gross unrealized depreciation		(9,992,852)
	Net unrealized depreciation		$(6,186,223)

Item 2 - Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.-III

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 19, 2007